Leases - Changes (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Lease liabilities
Additions	₽ 851
Disposals	(175)
Interest expense	95
Payments	(482)
Balance at the end	1,357
Short-term portion of lease liabilities	340
After application of IFRS 16
Lease liabilities
Balance at the beginning	1,068
Office buildings
Right-of-use assets
Additions	891
Disposals	(171)
Depreciation	(305)
Balance at the end	1,351
Office buildings | After application of IFRS 16
Right-of-use assets
Balance at the beginning	₽ 936